Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Assets:
Derivative assets		¥ 21,851,000	¥ 23,359,000
Netting	[1]	(20,763,000)	(22,322,000)	[2]
Collateralized agreements		18,578,395	18,729,825
Other assets		1,226,342	1,168,806
Liabilities:
Derivative liabilities	[3]	21,405,000	23,184,000
Netting	[1],[4]	(20,560,000)	(22,270,000)	[2]
Short-term borrowings		488,045	401,300
Collateralized financing		19,199,860	19,061,091
Long-term borrowings		2,900,063	2,562,962
Recurring
Assets:
Trading assets and private equity investments	[5]	15,224,000	14,093,000
Derivative assets	[6]	1,087,000	1,037,000
Netting	[6]	(20,763,000)	(22,322,000)
Subtotal, Assets		16,311,000	15,130,000
Loans and receivables	[7]	562,000	539,000
Collateralized agreements	[8]	1,111,000	1,089,000
Total Assets		19,580,000	18,376,000
Liabilities:
Trading liabilities		7,695,000	7,272,000
Derivative liabilities	[6]	848,000	920,000
Netting	[6]	(20,560,000)	(22,270,000)
Subtotal, Liabilities		8,543,000	8,192,000
Short-term borrowings	[9]	488,000	401,000
Payables and deposits	[10]	0	0
Collateralized financing	[8]	661,000	540,000
Long-term borrowings	[9],[11],[12]	2,902,000	2,555,000
Other liabilities	[13]	473,000	457,000
Total Liabilities		13,067,000	12,145,000
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	2,418,000	2,217,000
Liabilities:
Trading liabilities		1,373,000	1,274,000
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]	5,000	13,000
Recurring | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]	2,942,000	2,319,000
Liabilities:
Trading liabilities		1,971,000	2,182,000
Recurring | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	235,000	175,000
Liabilities:
Trading liabilities		3,000	4,000
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	4,542,000	3,841,000
Liabilities:
Trading liabilities		3,820,000	3,261,000
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]	1,416,000	1,286,000
Recurring | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		456,000	503,000
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	5,000	11,000
Recurring | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	3,205,000	3,787,000
Liabilities:
Trading liabilities		1,000	0
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]	37,000	41,000
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]	86,000	91,000
Liabilities:
Trading liabilities	[15]	1,000	3,000
Recurring | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	333,000	312,000
Liabilities:
Trading liabilities		70,000	45,000
Recurring | Equity contracts [Member]
Assets:
Derivative assets	[6]	1,111,000	1,032,000
Liabilities:
Derivative liabilities	[6]	1,243,000	1,250,000
Recurring | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	14,115,000	15,391,000
Liabilities:
Derivative liabilities	[6]	13,920,000	15,199,000
Recurring | Credit contracts [Member]
Assets:
Derivative assets	[6]	626,000	497,000
Liabilities:
Derivative liabilities	[6]	619,000	641,000
Recurring | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	5,990,000	6,438,000
Liabilities:
Derivative liabilities	[6]	5,625,000	6,096,000
Recurring | Commodity contracts [Member]
Assets:
Derivative assets	[6]	8,000	1,000
Liabilities:
Derivative liabilities	[6]	1,000	4,000
Recurring | Non-trading debt securities [Member]
Assets:
Other assets		727,000	775,000
Recurring | Other [Member]
Assets:
Other assets	[5],[14]	869,000	843,000
Recurring | Level 1 [Member]
Assets:
Trading assets and private equity investments	[5]	7,930,000	6,478,000
Derivative assets	[6]	21,000	18,000
Netting	[6]
Subtotal, Assets		7,951,000	6,496,000
Loans and receivables	[7]	0	0
Collateralized agreements	[8]
Total Assets		8,810,000	7,279,000
Liabilities:
Trading liabilities		6,399,000	5,858,000
Derivative liabilities	[6]	19,000	15,000
Netting	[6]
Subtotal, Liabilities		6,418,000	5,873,000
Short-term borrowings	[9]
Payables and deposits	[10]
Collateralized financing	[8]
Long-term borrowings	[9],[11],[12]	27,000	109,000
Other liabilities	[13]	444,000	351,000
Total Liabilities		6,889,000	6,333,000
Recurring | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	1,333,000	1,199,000
Liabilities:
Trading liabilities		1,155,000	1,000,000
Recurring | Level 1 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]
Recurring | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]	2,942,000	2,319,000
Liabilities:
Trading liabilities		1,971,000	2,182,000
Recurring | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	3,381,000	2,704,000
Liabilities:
Trading liabilities		3,222,000	2,634,000
Recurring | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]
Recurring | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]
Recurring | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]
Recurring | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]
Liabilities:
Trading liabilities	[15]
Recurring | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	274,000	256,000
Liabilities:
Trading liabilities		51,000	42,000
Recurring | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6]	3,000	6,000
Liabilities:
Derivative liabilities	[6]	9,000	5,000
Recurring | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	9,000	10,000
Liabilities:
Derivative liabilities	[6]	8,000	5,000
Recurring | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6]	1,000	1,000
Liabilities:
Derivative liabilities	[6]	1,000	1,000
Recurring | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	0	0
Liabilities:
Derivative liabilities	[6]		0
Recurring | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6]	8,000	1,000
Liabilities:
Derivative liabilities	[6]	1,000	4,000
Recurring | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		186,000	212,000
Recurring | Level 1 [Member] | Other [Member]
Assets:
Other assets	[5],[14]	673,000	571,000
Recurring | Level 2 [Member]
Assets:
Trading assets and private equity investments	[5]	7,051,000	7,387,000
Derivative assets	[6]	21,666,000	23,163,000
Netting	[6]
Subtotal, Assets		28,717,000	30,550,000
Loans and receivables	[7]	522,000	473,000
Collateralized agreements	[8]	1,106,000	1,084,000
Total Assets		30,904,000	32,779,000
Liabilities:
Trading liabilities		1,294,000	1,412,000
Derivative liabilities	[6]	21,206,000	22,982,000
Netting	[6]
Subtotal, Liabilities		22,500,000	24,394,000
Short-term borrowings	[9]	395,000	331,000
Payables and deposits	[10]	0	0
Collateralized financing	[8]	658,000	537,000
Long-term borrowings	[9],[11],[12]	2,418,000	2,036,000
Other liabilities	[13]	29,000	105,000
Total Liabilities		26,000,000	27,403,000
Recurring | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	1,040,000	984,000
Liabilities:
Trading liabilities		217,000	273,000
Recurring | Level 2 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]
Recurring | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]
Liabilities:
Trading liabilities
Recurring | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	234,000	174,000
Liabilities:
Trading liabilities		3,000	4,000
Recurring | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	1,155,000	1,134,000
Liabilities:
Trading liabilities		598,000	627,000
Recurring | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]	1,288,000	1,178,000
Recurring | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		456,000	503,000
Recurring | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	4,000	10,000
Recurring | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	3,204,000	3,787,000
Liabilities:
Trading liabilities		1,000	0
Recurring | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]
Recurring | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]	68,000	64,000
Liabilities:
Trading liabilities	[15]	0	2,000
Recurring | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	58,000	56,000
Liabilities:
Trading liabilities		19,000	3,000
Recurring | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6]	1,066,000	986,000
Liabilities:
Derivative liabilities	[6]	1,191,000	1,199,000
Recurring | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	14,031,000	15,293,000
Liabilities:
Derivative liabilities	[6]	13,806,000	15,084,000
Recurring | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6]	613,000	485,000
Liabilities:
Derivative liabilities	[6]	599,000	619,000
Recurring | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	5,956,000	6,399,000
Liabilities:
Derivative liabilities	[6]	5,610,000	6,080,000
Recurring | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6]	0	0
Liabilities:
Derivative liabilities	[6]	0	0
Recurring | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		541,000	563,000
Recurring | Level 2 [Member] | Other [Member]
Assets:
Other assets	[5],[14]	18,000	109,000
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	[5]	243,000	228,000
Derivative assets	[6]	163,000	178,000
Netting	[6]
Subtotal, Assets		406,000	406,000
Loans and receivables	[7]	40,000	66,000
Collateralized agreements	[8]	5,000	5,000
Total Assets		629,000	640,000
Liabilities:
Trading liabilities		2,000	2,000
Derivative liabilities	[6]	183,000	193,000
Netting	[6]
Subtotal, Liabilities		185,000	195,000
Short-term borrowings	[9]	93,000	70,000
Payables and deposits	[10]	0	0
Collateralized financing	[8]	3,000	3,000
Long-term borrowings	[9],[11],[12]	457,000	410,000
Other liabilities	[13]	0	1,000
Total Liabilities		738,000	679,000
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14]	45,000	34,000
Liabilities:
Trading liabilities		1,000	1,000
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14]	5,000	13,000
Recurring | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5]
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	1,000	1,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5]	6,000	3,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5]	128,000	108,000
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		0
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	1,000	1,000
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5]	1,000	0
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5]	37,000	41,000
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15]	18,000	27,000
Liabilities:
Trading liabilities	[15]	1,000	1,000
Recurring | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5]	1,000	0
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6]	42,000	40,000
Liabilities:
Derivative liabilities	[6]	43,000	46,000
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6]	75,000	88,000
Liabilities:
Derivative liabilities	[6]	106,000	110,000
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6]	12,000	11,000
Liabilities:
Derivative liabilities	[6]	19,000	21,000
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6]	34,000	39,000
Liabilities:
Derivative liabilities	[6]	15,000	16,000
Recurring | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6]
Liabilities:
Derivative liabilities	[6]
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	[5],[14]	178,000	163,000
Recurring | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Derivative assets	[6],[16]	(20,763,000)	(22,322,000)
Netting	[6],[16]	(20,763,000)	(22,322,000)
Subtotal, Assets	[16]	(20,763,000)	(22,322,000)
Loans and receivables	[7],[16]
Collateralized agreements	[8],[16]
Total Assets	[16]	(20,763,000)	(22,322,000)
Liabilities:
Trading liabilities	[16]
Derivative liabilities	[6],[16]	(20,560,000)	(22,270,000)
Netting	[6],[16]	(20,560,000)	(22,270,000)
Subtotal, Liabilities	[16]	(20,560,000)	(22,270,000)
Short-term borrowings	[9],[16]
Payables and deposits	[10],[16]
Collateralized financing	[8],[16]
Long-term borrowings	[9],[11],[12],[16]
Other liabilities	[13],[16]
Total Liabilities	[16]	(20,560,000)	(22,270,000)
Recurring | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[5],[14],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[5],[14],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[5],[15],[16]
Liabilities:
Trading liabilities	[15],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[5],[16]
Liabilities:
Trading liabilities	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[6],[16]
Liabilities:
Derivative liabilities	[6],[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[16]
Recurring | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[5],[14],[16]

[1]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2017, Nomura offset a total of \1,642 billion of cash collateral receivables against net derivative liabilities and \1,694 billion of cash collateral payables against net derivative assets. As of September 30, 2017, Nomura offset a total of \1,509 billion of cash collateral receivables against net derivative liabilities and \1,712 billion of cash collateral payables against net derivative assets.
[2]	During the year ended March 31, 2017, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[5]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2017 and September 30, 2017, the fair values of these investments which are included in Trading assets and private equity investments were \62 billion and \62 billion, respectively. As of March 31, 2017 and September 30, 2017, the fair values of these investments which are included in Other assets - Others were \8 billion and \9 billion, respectively.
[6]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[7]	Includes loans for which the fair value option has been elected.
[8]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[9]	Includes structured notes for which the fair value option has been elected.
[10]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[11]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[12]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[13]	Includes loan commitments for which the fair value option has been elected.
[14]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[15]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[16]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.